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Amplify Inflation Fighter ETF
AMPLIFY INFLATION FIGHTER ETF
INVESTMENT OBJECTIVE
The Amplify Inflation Fighter ETF seeks to provide investors with long-term capital appreciation in inflation-adjusted terms.
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Amplify Inflation Fighter ETF Amplify Inflation Fighter ETF
Management Fees	0.85%
Distribution and Service (12b-1) Fees	none
Acquired Fund Fees and Expenses	0.02%
Other Expenses	none
Total Annual Fund Operating Expenses	0.87%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Amplify Inflation Fighter ETF | Amplify Inflation Fighter ETF | USD ($)	89	278	482	1,073

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal period ended October 31, 2023, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing up to 80% of its net assets (plus borrowings for investment purposes) in portfolio holdings expected to benefit, either directly or indirectly, from rising prices (i.e., inflation). Amplify Investments LLC (“Amplify Investments” or the “Adviser”) serves as the investment adviser to the Fund. Toroso Investments, LLC (“Toroso”) serves as the investment sub-adviser to the Fund (“Sub-Adviser”). Toroso manages the investment strategy and portfolio selection.

The Fund seeks to identify securities of companies positioned to benefit from inflationary pressures. In periods of favorable economic and financing conditions, rising demand for land, rental income, or raw materials may increase the revenues of certain companies without a corresponding increase in expenses. Such investments may include, for example, companies engaged in land development or management, home construction, infrastructure, commodities mining or production, including real assets, and other real estate companies, the business prospects of which are dependent on the development or use of a specific commodity or group of commodities. These investments may also include companies with indirect exposure to inflation through data centers, which are centralized locations where computing and network equipment is concentrated for the purposes of collecting storing, processing, distributing, or allowing access to a large amounts of data, or real estate technology companies that facilitate transactions in home purchases or rentals, commodity linked data processing or mining production, loan refinancing, facilitation of peer-to-peer lending and transaction processing. The Fund’s securities investments will principally include common stock of companies located in the United States and Canada. The Fund’s investments in common stocks are not subject to limits with respect to market capitalizations.

The Fund may also invest up to 50% of its net assets (plus borrowings for investment purposes) in a combination of financial instruments that are economically linked to owning commodities. Commodities are assets that generally have tangible properties, including agriculture, energy, precious metals, and industrials. The Fund’s portfolio managers will review commodities that are actively traded in the world and seek to identify commodity investments that they believe may enhance the Fund’s relative performance in an inflationary environment. The Fund’s portfolio managers expect to obtain commodities exposure primarily through investments in commodity futures contracts via a wholly owned subsidiary of the Fund (the “Subsidiary”). The Fund may also obtain commodities exposure by investing up to 10% of its net assets in U.S. commodity-linked instruments (“U.S. Commodity-Linked Instruments”), which include: (1) ETFs that provide exposure to commodities; and (2) other pooled investment vehicles that invest primarily in commodities and commodity-related instruments. The Fund will not invest directly in commodities, including bitcoin, and no one commodity futures contract will exceed 20% of the Fund’s net assets. The Fund’s bitcoin commodities exposure will be limited to 20% of its net assets and may be comprised of bitcoin futures contracts trading on the Chicago Mercantile Exchange (“CME”), investments in U.S. listed instruments and in the investment vehicles that provide exposure to bitcoin, subject to compliance with the applicable limitations of regulatory regimes.

The portfolio managers believe that an active management approach will enable the Fund to remain flexible and identify investments that are best positioned in an inflationary environment. The Fund’s portfolio managers will actively seek opportunities for the Fund to invest in holdings meeting the Fund’s eligibility criteria. Through portfolio management, the Fund’s portfolio managers believe that there will be opportunities to take advantage of market pricing dislocations, and to purchase, sell or weight the Fund’s portfolio holdings accordingly. The Fund’s portfolio managers will manage the portfolio to increase, decrease or eliminate weightings of the portfolio holdings, based upon its assessment of numerous factors, including changes in a company’s business model, investment strategy or operations, public disclosures indicating that a company’s intent to engage in business operations that would be affected by inflation, unusual trading volumes and market pricing or changes in the regulatory landscape relating to investments with direct or indirect exposure to commodities or inflation.

Subsidiary. The Subsidiary, which is organized under the laws of the Cayman Islands, is designed to enhance the ability of the Fund to obtain exposure to the commodities markets consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Fund is the sole shareholder of the Subsidiary, which will not be sold or offered to other investors. The Subsidiary is overseen by its own board of directors. Toroso serves as the Subsidiary’s investment adviser and manages the Subsidiary to comply with the compliance policies and procedures of the Fund. The Subsidiary has the same investment objective as the Fund, but unlike the Fund, it is not an investment company registered under the 1940 Act and may invest without limitation in commodity futures contracts. The Fund’s investment in the Subsidiary may not exceed 25% of the Fund’s total assets at each quarter-end of the Fund’s fiscal year end.

In connection with the Fund’s investments in futures contracts, the Fund (and the Subsidiary, as applicable) will invest assets directly in cash, cash-like instruments or high-quality securities (collectively the “Collateral Investments”). The Collateral Investments are designed to provide liquidity (i.e., provide an asset that can easily be exchanged for cash), and satisfy the “margin” requirements applicable to the Fund’s futures portfolio, which require that the Fund post collateral to secure its obligations under those contracts. The Collateral Investments may consist of high-quality securities, which include: (i) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (ii) money market funds; and/or (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Sub-Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organizations (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.)

Diversification Status. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

PRINCIPAL RISKS OF INVESTING IN THE FUND
PERFORMANCE

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of a benchmark index and a broad-based market index. The Fund’s performance information is accessible on the Fund’s website at www.amplifyetfs.com.

Calendar Year Total Returns as of 12/31

The Fund’s highest quarterly return was 17.46% (quarter ended December 31, 2023) and the Fund’s lowest quarterly return was -1.23% (quarter ended September 30, 2023).
Average Annual Total Return as of December 31, 2023
Average Annual Returns - Amplify Inflation Fighter ETF	Label	1 Year	Since Inception	Inception Date
Amplify Inflation Fighter ETF	Return Before Taxes	34.53%	6.29%	Feb. 01, 2022
Amplify Inflation Fighter ETF | Return After Taxes on Distributions	Return After Taxes on Distributions	32.61%	5.42%	Feb. 01, 2022
Amplify Inflation Fighter ETF | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	20.69%	4.54%	Feb. 01, 2022
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	26.29%	4.27%	Feb. 01, 2022

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.